EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of classes of share capital [line items]
Equity		$ 79,872	$ 69,688		$ 57,227
Common equity
Disclosure of classes of share capital [line items]
Issued capital		24,052	22,499
Common shares
Disclosure of classes of share capital [line items]
Equity		4,428	4,390		4,378
Contributed surplus
Disclosure of classes of share capital [line items]
Equity		263	234		192
Retained earnings
Disclosure of classes of share capital [line items]
Equity		11,864	11,490		11,045
Ownership changes
Disclosure of classes of share capital [line items]
Equity		1,459	1,199	[1]
Ownership changes
Disclosure of classes of share capital [line items]
Equity	[1]	1,459	1,199		$ 1,500
Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity		$ 6,038	$ 5,186

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries